UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Growth Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Aerospace & Defense – 3.4%
2,079	Boeing Company	$732,141
6,731	Spirit AeroSystems Holdings Inc	570,183
1,493	TransDigm Group Inc, (2)	498,826
	Total Aerospace & Defense	1,801,150
	Airlines – 0.9%
9,472	Southwest Airlines Co	483,830
	Auto Components – 1.2%
3,307	Lear Corporation	654,786
	Beverages – 0.9%
4,785	PepsiCo, Inc	479,696
	Biotechnology – 3.4%
5,100	Amgen Inc	916,062
3,012	Biogen Inc	885,407
	Total Biotechnology	1,801,469
	Capital Markets – 1.8%
15,296	Federated Investors Inc	371,234
4,629	T. Rowe Price Group Inc	562,053
	Total Capital Markets	933,287
	Communications Equipment – 1.0%
2,995	F5 Networks, Inc, (2)	518,464
	Electrical Equipment – 1.0%
4,587	Acuity Brands Inc	542,413
	Food & Staples Retailing – 4.9%
20,078	Sprouts Farmers Market Inc	435,692
17,388	Sysco Corporation	1,130,742
16,438	Walgreens Boots Alliance Inc	1,025,567
	Total Food & Staples Retailing	2,592,001
	Food Products – 1.0%
12,817	General Mills, Inc	542,031
	Health Care Providers & Services – 15.4%
4,004	Aetna Inc	705,224

Nuveen Growth Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services (continued)
7,441	AmerisourceBergen Corporation	$611,204
2,985	Anthem Inc	660,939
7,652	Cardinal Health, Inc	398,593
4,989	CIGNA Corporation	844,987
13,119	Express Scripts, Holding Company	994,551
2,731	Humana Inc	794,666
3,897	McKesson HBOC Inc	553,140
10,539	UnitedHealth Group Incorporated	2,545,274
	Total Health Care Providers & Services	8,108,578
	Hotels, Restaurants & Leisure – 1.9%
7,574	Marriott International, Inc., Class A	1,025,217
	Internet Software & Services – 8.3%
3,501	Alphabet Inc., Class A	3,851,100
2,805	Facebook Inc., Class A Shares	537,943
	Total Internet Software & Services	4,389,043
	IT Services – 11.8%
10,743	Booz Allen Hamilton Holding	484,402
4,734	Broadridge Financial Solutions, Inc	546,540
13,361	MasterCard, Inc	2,540,194
20,224	Visa Inc	2,643,681
	Total IT Services	6,214,817
	Machinery – 1.8%
6,584	Cummins Inc	937,496
	Media – 6.4%
57,012	Comcast Corporation, Class A	1,777,634
6,951	Discovery Communications inc., Class A Shares	146,597
15,597	Omnicom Group, Inc	1,124,232
3,573	Walt Disney Company	355,406
	Total Media	3,403,869
	Multiline Retail – 1.3%
9,555	Target Corporation	696,464
	Professional Services – 1.1%
9,271	Robert Half International Inc	590,377
	Software – 15.6%
14,308	Cadence Design Systems, Inc, (2)	607,375
7,839	Intuit, Inc	1,580,342
39,232	Microsoft Corporation	3,877,691

Shares	Description (1)	Value
	Software (continued)
6,318	Red Hat, Inc	$1,026,170
8,269	VMware Inc	1,136,822
	Total Software	8,228,400
	Specialty Retail – 8.4%
17,114	Gap, Inc	478,850
13,570	Home Depot, Inc	2,531,484
6,741	Lowe's Companies, Inc	640,462
9,721	Ross Stores, Inc	766,792
	Total Specialty Retail	4,417,588
	Technology Hardware, Storage & Peripherals – 6.6%
18,663	Apple, Inc	3,487,555
	Textiles, Apparel & Luxury Goods – 1.8%
4,603	Carter's Inc	501,773
7,819	Michael Kors Holdings Limited	448,732
	Total Textiles, Apparel & Luxury Goods	950,505

	Total Long-Term Investments (cost $38,742,492)	52,799,036
	Other Assets Less Liabilities – 0.1%	34,275
	Net Assets – 100%	$ 52,833,311
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$52,799,036	$ —	$ —	$52,799,036

Nuveen Growth Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$38,882,081
Gross unrealized:
Appreciation	$15,404,766
Depreciation	(1,487,811)
Net unrealized appreciation (depreciation) of investments	$13,916,955
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Equity Long/Short Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 121.9%
	COMMON STOCKS – 121.9%
	Auto Components – 3.1%
26,000	Aptiv PLC	$2,535,000
14,000	Lear Corporation	2,772,000
19,000	Visteon Corporation	2,374,240
	Total Auto Components	7,681,240
	Automobiles – 1.4%
86,000	Ford Motor Company	993,300
58,000	General Motors Company	2,476,600
	Total Automobiles	3,469,900
	Banks – 5.7%
45,000	Bank of America Corporation	1,306,800
67,000	Citizens Financial Group Inc	2,736,950
22,000	Comerica Incorporated	2,074,380
60,000	Fifth Third Bancorp	1,834,800
30,500	JPMorgan Chase & Co	3,263,805
154,000	Regions Financial Corporation	2,808,960
	Total Banks	14,025,695
	Biotechnology – 3.5%
29,000	AbbVie Inc	2,869,260
19,000	Amgen Inc	3,412,780
8,000	Biogen Inc	2,351,680
	Total Biotechnology	8,633,720
	Building Products – 0.9%
35,000	Owens Corning	2,212,700
	Capital Markets – 4.9%
30,900	Bank New York Mellon	1,691,775
39,000	E*Trade Group Inc, (2)	2,470,650
39,300	LPL Investments Holdings Inc	2,702,661
55,000	Morgan Stanley	2,757,700
24,200	State Street Corporation	2,325,862
	Total Capital Markets	11,948,648
	Chemicals – 3.0%
58,000	CF Industries Holdings, Inc	2,386,120
22,000	LyondellBasell Industries NV	2,466,640

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Chemicals (continued)
21,000	Westlake Chemical Corporation	$ 2,430,330
	Total Chemicals	7,283,090
	Commercial Services & Supplies – 1.1%
51,000	KAR Auction Services Inc	2,691,270
	Communications Equipment – 1.6%
94,000	Cisco Systems, Inc	4,014,740
	Construction & Engineering – 0.7%
51,000	AECOM	1,683,000
	Consumer Finance – 3.3%
39,000	Discover Financial Services	2,880,540
131,000	Santander Consumer USA Holdings Inc	2,346,210
82,000	Synchrony Financial	2,839,660
	Total Consumer Finance	8,066,410
	Containers & Packaging – 1.1%
47,000	WestRock Company	2,767,360
	Diversified Telecommunication Services – 1.2%
90,000	AT&T Inc	2,908,800
	Electrical Equipment – 1.0%
21,000	Acuity Brands Inc	2,483,250
	Electronic Equipment, Instruments & Components – 0.9%
75,500	Jabil Inc	2,135,140
	Food & Staples Retailing – 4.0%
114,000	Kroger Co	2,773,620
101,000	Sprouts Farmers Market Inc	2,191,700
44,500	Sysco Corporation	2,893,835
30,000	Walgreens Boots Alliance Inc	1,871,700
	Total Food & Staples Retailing	9,730,855
	Food Products – 1.8%
68,000	ConAgra Foods, Inc	2,520,080
45,000	General Mills, Inc	1,903,050
	Total Food Products	4,423,130
	Gas Utilities – 0.7%
31,000	National Fuel Gas Company	1,631,840
	Health Care Providers & Services – 8.9%
19,000	AmerisourceBergen Corporation	1,560,660

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
21,000	Centene Corporation, (2)	$2,460,360
17,000	CIGNA Corporation	2,879,290
40,000	CVS Health Corporation	2,535,600
24,200	Express Scripts, Holding Company	1,834,602
10,000	Humana Inc	2,909,800
5,600	McKesson HBOC Inc	794,864
17,000	UnitedHealth Group Incorporated	4,105,670
12,200	Wellcare Health Plans Inc	2,704,374
	Total Health Care Providers & Services	21,785,220
	Hotels, Restaurants & Leisure – 8.7%
11,000	Dominos Pizza Inc	2,766,280
42,000	Dunkin Brands Group Inc	2,689,260
31,000	Hilton Worldwide Holdings Inc	2,502,010
32,000	Hyatt Hotels Corporation, Class A	2,615,360
35,000	Las Vegas Sands	2,821,350
22,000	Marriott International, Inc., Class A	2,977,920
21,500	Wyndham Worldwide Corporation	2,331,460
13,000	Wynn Resorts Ltd	2,548,130
	Total Hotels, Restaurants & Leisure	21,251,770
	Insurance – 1.0%
51,000	MetLife, Inc	2,345,490
	Internet Software & Services – 3.0%
1,300	Alphabet Inc., Class A	1,430,000
3,000	Facebook Inc., Class A Shares	575,340
18,000	IAC/InterActiveCorp	2,792,520
19,300	VeriSign, Inc	2,517,492
	Total Internet Software & Services	7,315,352
	IT Services – 4.4%
24,000	Broadridge Financial Solutions, Inc	2,770,800
20,000	MasterCard, Inc	3,802,400
32,000	Visa Inc	4,183,040
	Total IT Services	10,756,240
	Leisure Products – 1.0%
22,000	Polaris Industries Inc	2,461,800
	Machinery – 4.0%
30,300	AGCO Corporation	1,927,080
64,000	Allison Transmission Holdings Inc	2,643,840
42,000	PACCAR Inc	2,613,660

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
60,000	Pentair Limited	$ 2,618,400
	Total Machinery	9,802,980
	Media – 3.2%
42,000	AMC Networks Inc., Class A Shares	2,401,140
66,100	Comcast Corporation, Class A	2,060,998
69,000	Discovery Communications inc., Class A Shares	1,455,210
18,500	Walt Disney Company	1,840,195
	Total Media	7,757,543
	Metals & Mining – 1.5%
46,000	Alcoa Inc	2,211,220
30,000	Steel Dynamics Inc	1,482,900
	Total Metals & Mining	3,694,120
	Multiline Retail – 4.8%
29,000	Dollar General Corporation	2,536,920
31,000	Kohl's Corporation	2,069,250
71,000	Macy's, Inc	2,478,610
43,000	Nordstrom, Inc	2,108,290
36,000	Target Corporation	2,624,040
	Total Multiline Retail	11,817,110
	Oil, Gas & Consumable Fuels – 12.9%
91,000	Antero Resources Corporation	1,739,010
14,500	Concho Resources Inc	1,990,995
45,000	CONSOL Energy Inc	1,982,700
52,000	EQT Corporation	2,680,080
235,000	Gulfport Energy Corporation	2,610,850
36,000	HollyFrontier Company	2,778,480
37,000	Marathon Petroleum Corporation	2,924,110
73,300	Murphy Oil Corporation	2,253,975
59,400	PBF Energy Inc	2,802,492
24,000	Phillips 66	2,795,760
157,000	Range Resources Corporation	2,486,880
97,000	SM Energy Company	2,541,400
38,000	Whiting Petroleum Corporation	1,991,960
	Total Oil, Gas & Consumable Fuels	31,578,692
	Paper & Forest Products – 1.0%
52,000	Domtar Corporation	2,499,640
	Personal Products – 2.2%
17,500	Estee Lauder Companies Inc., Class A	2,615,200

Shares	Description (1)	Value
	Personal Products (continued)
56,000	Herbalife, Limited	$ 2,843,120
	Total Personal Products	5,458,320
	Real Estate Management & Development – 0.9%
48,000	CBRE Group Inc	2,217,120
	Road & Rail – 1.1%
35,000	Genesee & Wyoming Inc	2,733,850
	Semiconductors & Semiconductor Equipment – 1.8%
122,000	Marvell Technology Group Ltd	2,627,880
74,100	ON Semiconductor Corporation	1,862,133
	Total Semiconductors & Semiconductor Equipment	4,490,013
	Software – 7.7%
26,000	Citrix Systems	2,746,120
15,000	Intuit, Inc	3,024,000
50,000	Microsoft Corporation	4,942,000
58,600	Oracle Corporation	2,737,792
17,000	Red Hat, Inc	2,761,140
20,000	VMware Inc	2,749,600
	Total Software	18,960,652
	Specialty Retail – 5.8%
41,000	Best Buy Co., Inc	2,798,250
18,000	Burlington Store Inc	2,632,500
37,600	Gap, Inc	1,052,048
36,000	Murphy USA Inc	2,403,360
33,000	Ross Stores, Inc	2,603,040
64,000	Urban Outfitters, Inc	2,658,560
	Total Specialty Retail	14,147,758
	Technology Hardware, Storage & Peripherals – 5.5%
16,400	Apple, Inc	3,064,668
183,000	Hewlett Packard Enterprise Co	2,788,920
97,400	HP Inc	2,145,722
42,000	NetApp, Inc	2,869,440
33,000	Western Digital Corporation	2,755,830
	Total Technology Hardware, Storage & Peripherals	13,624,580
	Textiles, Apparel & Luxury Goods – 0.8%
33,200	Michael Kors Holdings Limited	1,905,348
	Trading Companies & Distributors – 1.1%
9,000	W.W. Grainger, Inc	2,780,910

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Wireless Telecommunication Services – 0.7%
66,000	Telephone and Data Systems Inc	$ 1,686,300

	Total Long-Term Investments (cost $277,393,419)	298,861,596

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (65.8)% (3)
	Aerospace & Defense – (0.7)%
(25,000)	BWX Technologies, Inc	$ (1,668,500)
	Air Freight & Logistics – (0.7)%
(14,500)	United Parcel Service, Inc., Class B	(1,683,740)
	Airlines – (0.7)%
(45,000)	Spirit Airline Holdings, (2)	(1,651,050)
	Automobiles – (0.7)%
(6,000)	Tesla Motors Inc	(1,708,380)
	Banks – (0.9)%
(5,800)	First Republic Bank of San Francisco	(577,680)
(13,000)	Signature Bank	(1,657,370)
	Total Banks	(2,235,050)
	Beverages – (0.3)%
(12,500)	Brown-Forman Corporation	(707,000)
	Biotechnology – (5.8)%
(76,000)	Acadia Pharmaceuticals, Inc, (2)	(1,375,600)
(18,000)	Agios Pharmaceutical Inc	(1,683,000)
(18,000)	BioMarin Pharmaceutical Inc	(1,626,120)
(23,500)	Incyte Pharmaceuticals Inc	(1,604,345)
(24,000)	Intercept Pharmaceuticals Incorporated	(1,685,040)
(103,000)	Intrexon Corporation	(1,707,740)
(335,000)	Opko Health Inc	(1,299,800)
(29,000)	Seattle Genetics, Inc	(1,754,210)
(31,000)	Tesaro Inc	(1,418,870)
	Total Biotechnology	(14,154,725)
	Chemicals – (6.0)%
(18,000)	Albemarle Corporation	(1,682,460)
(20,000)	Ashland Global Holdings Incorporated	(1,554,400)
(19,500)	DowDuPont, Inc	(1,250,145)
(11,000)	Ecolab Inc	(1,568,710)
(19,000)	FMC Corporation	(1,654,710)
(13,000)	International Flavors & Fragrances Inc	(1,587,690)

Shares	Description (1)	Value
	Chemicals (continued)
(4,500)	NewMarket Corporation	$(1,729,305)
(29,000)	RPM International, Inc	(1,435,500)
(81,000)	Valvoline, Inc	(1,655,640)
(9,000)	WR Grace & Company	(644,310)
	Total Chemicals	(14,762,870)
	Commercial Services & Supplies – (0.7)%
(34,000)	Rollins Inc	(1,692,180)
	Construction Materials – (1.3)%
(15,000)	Eagle Materials Inc	(1,625,700)
(13,000)	Vulcan Materials Company	(1,660,620)
	Total Construction Materials	(3,286,320)
	Distributors – (0.7)%
(57,000)	LKQ Corporation, (2)	(1,810,890)
	Electric Utilities – (2.1)%
(35,500)	Alliant Energy Corporation	(1,470,410)
(16,400)	Duke Energy Corporation	(1,265,424)
(23,500)	Eversource Energy	(1,341,380)
(41,000)	PPL Corporation	(1,120,120)
	Total Electric Utilities	(5,197,334)
	Electronic Equipment, Instruments & Components – (3.4)%
(19,500)	Amphenol Corporation, Class A	(1,695,135)
(36,000)	Cognex Corporation	(1,645,560)
(9,100)	Coherent Inc	(1,520,155)
(30,000)	Keysight Technologies, Inc	(1,762,200)
(49,000)	Trimble Navigation Limited, (2)	(1,619,940)
	Total Electronic Equipment, Instruments & Components	(8,242,990)
	Energy Equipment & Services – (3.1)%
(36,000)	Baker Hughes a GE Co	(1,245,240)
(16,400)	Helmerich & Payne Inc	(1,088,632)
(184,000)	Nabors Industries Inc	(1,374,480)
(65,000)	Patterson-UTI Energy, Inc	(1,344,200)
(67,000)	RPC Inc	(1,100,140)
(416,000)	Weatherford International PLC	(1,410,240)
	Total Energy Equipment & Services	(7,562,932)
	Equity Real Estate Investment Trust – (0.6)%
(13,500)	Digital Realty Trust Inc	(1,450,980)

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Food Products – (3.4)%
(25,000)	Bunge Limited	$(1,738,750)
(64,000)	Hain Celestial Group Inc	(1,633,280)
(48,000)	Hormel Foods Corporation	(1,722,720)
(29,000)	Kraft Heinz Company	(1,666,920)
(15,000)	McCormick & Company, Incorporated	(1,515,000)
	Total Food Products	(8,276,670)
	Gas Utilities – (0.6)%
(16,500)	Atmos Energy Corporation	(1,471,965)
	Health Care Equipment & Supplies – (3.3)%
(7,000)	Becton, Dickinson and Company	(1,551,130)
(7,500)	Cooper Companies, Inc	(1,697,325)
(34,000)	DENTSPLY SIRONA Inc	(1,489,540)
(19,000)	DexCom, Inc	(1,671,810)
(18,000)	West Pharmaceutical Services Inc	(1,674,000)
	Total Health Care Equipment & Supplies	(8,083,805)
	Hotels, Restaurants & Leisure – (1.3)%
(44,000)	Aramark Holdings Corporation	(1,708,080)
(10,000)	McDonald's Corporation	(1,600,100)
	Total Hotels, Restaurants & Leisure	(3,308,180)
	Household Durables – (3.2)%
(23,000)	Garmin Limited	(1,382,070)
(40,000)	Leggett and Platt Inc	(1,652,000)
(32,000)	Lennar Corporation, Class A	(1,655,680)
(7,500)	Mohawk Industries Inc	(1,530,300)
(36,000)	Tempur Sealy International, Inc, (2)	(1,660,680)
	Total Household Durables	(7,880,730)
	Household Products – (1.1)%
(18,000)	Colgate-Palmolive Company	(1,135,620)
(14,500)	Kimberly-Clark Corporation	(1,462,325)
	Total Household Products	(2,597,945)
	Industrial Conglomerates – (0.7)%
(119,000)	General Electric Company	(1,675,520)
	Insurance – (3.6)%
(30,000)	American International Group, Inc	(1,583,700)
(15,000)	Aspen Insurance Holdings Limited	(651,000)
(35,000)	Brighthouse Financial, Inc	(1,648,850)
(6,000)	Everest Reinsurance Group Ltd	(1,351,740)
(22,900)	Hartford Financial Services Group, Inc	(1,198,357)

Shares	Description (1)	Value
	Insurance (continued)
(34,000)	Mercury General Corporation	$(1,601,740)
(20,300)	ProAssurance Corporation	(779,520)
	Total Insurance	(8,814,907)
	Internet Software & Services – (1.4)%
(235,000)	Pandora Media, Inc	(1,696,700)
(31,000)	Zillow Group, Inc, (2)	(1,808,230)
	Total Internet Software & Services	(3,504,930)
	IT Services – (0.7)%
(13,000)	Gartner Inc	(1,725,620)
	Leisure Products – (1.4)%
(19,000)	Hasbro, Inc	(1,648,250)
(111,000)	Mattel, Inc	(1,722,720)
	Leisure Products	(3,370,970)
	Life Sciences Tools & Services – (1.4)%
(6,000)	Bio-Rad Laboratories Inc	(1,722,780)
(46,000)	Qiagen NV	(1,670,260)
	Total Life Sciences Tools & Services	(3,393,040)
	Machinery – (1.3)%
(15,000)	Middleby Corporation	(1,494,300)
(17,000)	Wabtec Corporation	(1,657,670)
	Total Machinery	(3,151,970)
	Media – (1.0)%
(55,000)	Liberty Media Group, Class-C Shares	(1,736,900)
(35,000)	Lions Gate Entertainment Corporation, Equity	(810,950)
	Total Media	(2,547,850)
	Multi-Utilities – (2.1)%
(26,500)	Dominion Resources, Inc	(1,701,035)
(67,000)	NiSource Inc	(1,695,100)
(16,000)	Sempra Energy	(1,704,480)
	Total Multi-Utilities	(5,100,615)
	Oil, Gas & Consumable Fuels – (2.3)%
(12,000)	Cimarex Energy Company	(1,115,040)
(11,300)	EOG Resources, Inc	(1,331,253)
(140,000)	Laredo Petroleum Holdings Inc, (2)	(1,299,200)
(3,300)	Pioneer Natural Resources Company	(637,230)
(28,000)	Targa Resources Corporation	(1,361,640)
	Total Oil, Gas & Consumable Fuels	(5,744,363)

Nuveen Equity Long/Short Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Personal Products – (0.7)%
(126,000)	Coty Inc., Class A	$ (1,669,500)
	Semiconductors & Semiconductor Equipment – (1.4)%
(18,000)	Analog Devices, Inc	(1,749,240)
(17,000)	Universal Display Corporation	(1,683,000)
	Total Semiconductors & Semiconductor Equipment	(3,432,240)
	Software – (1.9)%
(6,700)	Autodesk, Inc	(864,970)
(103,000)	FireEye Inc	(1,719,070)
(6,500)	Tyler Technologies Inc	(1,505,530)
(2,600)	Ultimate Software Group, Inc, (2)	(681,590)
	Total Software	(4,771,160)
	Specialty Retail – (1.9)%
(24,000)	CarMax, Inc	(1,654,080)
(36,000)	Floor & Decor Holdings, Inc	(1,692,000)
(5,500)	Ulta Beauty, Inc	(1,358,005)
	Total Specialty Retail	(4,704,085)
	Textiles, Apparel & Luxury Goods – (1.4)%
(55,000)	Skechers USA Inc, (2)	(1,598,300)
(85,000)	Under Armour, Inc	(1,776,500)
	Total Textiles, Apparel & Luxury Goods	(3,374,800)
	Trading Companies & Distributors – (0.7)%
(9,000)	Watsco Inc	(1,656,180)
	Water Utilities – (1.3)%
(19,000)	American Water Works Company	(1,579,660)
(49,000)	Aqua America Inc	(1,700,300)
	Total Water Utilities	(3,279,960)
	Total Common Stocks Sold Short (proceeds $163,575,543)	(161,351,946)
	Other Assets Less Liabilities – 43.9%	107,742,223
	Net Assets – 100%	$ 245,251,873
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 298,861,596	$ —	$ —	$ 298,861,596
Securities Sold Short:
Common Stocks Sold Short	(161,351,946)	—	—	(161,351,946)
Total	$ 137,509,650	$ —	$ —	$ 137,509,650
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost, as well as proceeds from common stocks sold short, and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$277,623,568
Gross unrealized:
Appreciation	$ 29,398,031
Depreciation	(8,160,003)
Net unrealized appreciation (depreciation) of investments	$ 21,238,028

Tax proceeds from common stocks sold short	$(162,791,695)
Net Unrealized appreciation (depreciation) of common stocks sold short	1,439,749
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $99,456,562 have been pledged as collateral for Common Stocks Sold Short.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: July 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2018